UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22707

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 41.3%
BANKS 15.5%
AgriBank FCB, 6.875%, ($100 Par Value)(a)	65,000	$6,946,875
Ally Financial, 8.50%, Series A(a)	195,800	5,272,894
Citigroup, 6.875%, Series K(a)	222,375	5,857,358
CoBank ACB, 6.25%, 144A ($100 Par Value)(b)	117,000	12,350,812
CoBank ACB, 6.125%, Series G ($100 Par Value)	32,250	2,914,594
Farm Credit Bank of Texas, 6.75%, 144A(b)	67,500	7,095,937
Fifth Third Bancorp, 6.625%, Series I(a)	317,734	8,404,064
First Niagara Financial Group, 8.625%, Series B	34,612	979,520
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)(a)	200,000	5,322,000
HSBC USA, 3.50%, Series F (FRN)(a)	645,792	14,149,303
HSBC USA, 4.918%, Series G (FRN)(a)	230,771	5,300,810
PrivateBancorp, 7.125%, due 10/30/42(a)	200,100	5,152,575
Regions Financial Corp., 6.375%, Series B(a)	301,000	7,639,380
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(FRN)(a)	26,776	22,149,643
Zions Bancorp, 7.90%, Series F(a)	174,694	4,891,432
Zions Bancorp, 6.30%, Series G	126,557	3,206,954
		117,634,151
BANKS—FOREIGN 0.2%
Barclays Bank PLC, 8.125%, Series V (United Kingdom)	50,000	1,298,500

ELECTRIC—INTEGRATED 5.5%
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)(a)	408,851	42,086,100

FINANCE—INVESTMENT BANKER/BROKER 4.3%
Goldman Sachs Group, 6.375%, Series K	111,782	2,831,438
Morgan Stanley, 6.875%(a)	603,012	15,756,703
Morgan Stanley, 4.00%, Series A (FRN)(a)	692,675	13,777,306
		32,365,447
INDUSTRIALS—CHEMICALS 2.6%
CHS, 6.75%(a)	348,000	8,870,520
CHS, 7.10%, Series II(a)	410,000	10,906,000
		19,776,520
INSURANCE 6.3%
LIFE/HEALTH INSURANCE 3.0%
MetLife, 4.00%, Series A (FRN)(a)	326,431	7,808,230

	Number of Shares	Value
Principal Financial Group, 5.563%, Series A ($100 Par Value)(a)	142,513	$14,620,950
		22,429,180
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 4.00%, Series I (FRN) (Netherlands)(c)	120,007	2,838,165

MULTI-LINE 0.9%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	7,101,600

REINSURANCE 1.0%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	287,951	7,921,532

REINSURANCE—FOREIGN 1.0%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(a)	120,023	2,996,974
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	97,849	2,552,881
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	62,492	1,616,668
		7,166,523
TOTAL INSURANCE		47,457,000

PIPELINES 0.5%
NuStar Logistics LP, 7.625%, due 1/15/43	159,500	4,153,380

REAL ESTATE 4.9%
DIVERSIFIED 2.2%
Colony Financial, 8.50%, Series A(a)	240,000	6,465,600
NorthStar Realty Finance Corp., 8.50%, Series D	99,400	2,484,006
Retail Properties of America, 7.00%	99,400	2,592,352
Urstadt Biddle Properties, 7.125%, Series F(a)	193,484	5,034,454
		16,576,412
HOTEL 1.0%
Summit Hotel Properties, 7.125%	115,500	3,005,310
Summit Hotel Properties, 7.875, Series B	186,650	5,020,885
		8,026,195
OFFICE 1.3%
American Realty Capital Properties, 6.70%, Series F(a)	327,627	7,574,736
Corporate Office Properties Trust, 7.375%, Series L	90,866	2,345,252
		9,919,988
RESIDENTIAL—MANUFACTURED HOME 0.4%
Sun Communities, 7.125%, Series A(a)	100,000	2,582,000
Campus Crest Communities, 8.00%, Series A	17,300	433,365

	Number of Shares	Value
		$3,015,365
TOTAL REAL ESTATE		37,537,960

TRANSPORT—MARINE—FOREIGN 1.0%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	162,450	4,157,095
Seaspan Corp., 9.50%, Series C (Hong Kong)	140,705	3,761,045
		7,918,140
UTILITIES 0.5%
SCE Trust III, 5.75%	135,150	3,570,663
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$304,830,770)		313,797,861

PREFERRED SECURITIES—CAPITAL SECURITIES 94.1%
BANKS 23.7%
BAC Capital Trust XIV, 4.00%, Series G, (FRN)	18,930,000	15,285,975
Bank of America Corp., 8.125%, Series M	13,500,000	14,682,505
Bank of America Corp., 6.25%, Series X	9,115,000	9,100,753
Goldman Sachs Capital II, 4.00%, (FRN)(a)	27,567,000	21,102,538
Goldman Sachs Capital III, 4.00%, Series F (FRN)(a)	7,659,000	6,050,610
JPMorgan Chase & Co., 7.90%, Series I(a)	26,000,000	28,275,000
JPMorgan Chase & Co., 6.75%, Series S(a)	10,400,000	10,977,200
JPMorgan Chase & Co., 6.10%, Series X	5,900,000	5,858,659
Mellon Capital IV, 4.00%, Series 1 (FRN)(a)	18,115,000	15,261,887
USB Capital IX, 3.50%, (FRN)(a)	16,878,000	14,430,690
Wells Fargo & Co, 5.90%, Series S(a)	5,946,000	6,072,353
Wells Fargo & Co., 7.98%, Series K(a)	20,700,000	22,755,510
Zions Bancorp, 7.20%, Series J	5,490,000	5,819,400
Zions Bancorporation, 5.65%, due 11/15/23	4,250,000	4,614,931
		180,288,011
BANKS—FOREIGN 31.6%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(b)	4,661,000	6,255,021
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	3,200,000	4,264,333
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	8,400,000	8,946,000
Banco do Brasil SA/Cayman, 9.00%, 144A (Brazil)(b)	10,870,000	10,599,337
Banco Santander SA, 6.25% (Spain)	2,600,000	3,136,154
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	4,800,000	5,167,200
Barclays Bank PLC, 7.75%, due 4/10/23 (United Kingdom)(a)	2,400,000	2,601,000
Barclays PLC, 8.00% (United Kingdom) (EUR)	3,200,000	4,223,641
Barclays PLC, 8.25% (United Kingdom)(a)	9,295,000	9,557,584

	Number of Shares	Value
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(b)	5,000,000	$5,612,500
BNP Paribas, 7.195%, 144A (France)(b)	5,000,000	5,825,000
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a),(b)	6,800,000	7,876,297
Coventry Building Society, 6.375% (United Kingdom)	2,100,000	3,255,472
Credit Agricole SA, 6.625%, 144A (France)(b)	4,800,000	4,585,325
Credit Agricole SA, 7.875%, 144A (France)(a),(b)	5,061,000	5,127,426
Credit Agricole SA, 8.125%, due 9/19/33, 144A (France)(a),(b)	6,800,000	7,571,970
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a),(b)	4,500,000	4,905,225
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(b)	7,463,000	7,854,807
Deutsche Bank Capital Funding Trust I, 3.204%, 144A (FRN) (Germany)(a),(b)	8,480,000	8,352,800
Deutsche Bank Capital Trust IV (Germany)	6,000,000	5,880,000
Deutsche Bank Capital Trust V, 144A, (Germany)(b)	2,800,000	2,772,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)	2,000,000	2,370,000
HBOS Capital Funding LP, 6.85% (United Kingdom)(a)	6,350,000	6,398,419
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a),(b)	5,395,000	8,146,450
HSBC Holdings PLC, 6.375% (United Kingdom)	3,400,000	3,400,000
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)(b)	4,600,000	4,565,500
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a)	10,250,000	10,583,125
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)(a)	3,000,000	4,640,574
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	2,800,000	4,382,617
Nationwide Building Society, 10.25%, (United Kingdom)(c)	6,380,000	12,928,673
Nordea Bank AB, 6.125%, 144A (Sweden)(b)	4,200,000	4,131,800
Rabobank Nederland, 8.40% (Netherlands)	9,500,000	10,485,625
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(b)	4,000,000	5,300,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	8,427,000	9,901,725
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)(a)	5,000,000	5,710,675
Societe Generale SA, 7.875%, 144A (France)(b)	5,600,000	5,601,400
Societe Generale SA, 8.875% (France) (GBP)	1,750,000	3,206,446
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	11,700,000	13,613,160
		239,735,281

	Number of Shares	Value
ELECTRIC—INTEGRATED—FOREIGN 0.6%
RWE AG, 7.00%, due 10/12/72 (Germany)(a)	4,160,000	$4,523,684

FINANCE 6.5%
DIVERSIFIED FINANCIAL SERVICES 5.8%
General Electric Capital Corp., 7.125%, Series A(a)	38,000,000	44,051,614
INVESTMENT BANKER/BROKER 0.7%
Goldman Sachs Group, 5.70%, Series L(a)	4,850,000	4,944,168
TOTAL FINANCE		48,995,782

INSURANCE 24.6%
LIFE/HEALTH INSURANCE—FOREIGN 7.7%
Aegon NV, 2.722%, ($100 Par Value) (FRN) (Netherlands)	20,985,000	19,201,275
CNP Assurances, 3.4212%, (FRN) (France)(c)	5,000,000	5,336,388
Groupama SA, 6.375% (France)	6,500,000	8,271,402
La Mondiale Vie, 7.625% (France)	13,250,000	14,575,000
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a),(b)	9,800,000	11,223,224
		58,607,289
MULTI-LINE 1.7%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	7,000,000	9,467,500
Nationwide Mutual Insurance Co., 5.81%, due 12/15/24, 144A(a),(b)	3,125,000	3,152,344
		12,619,844
MULTI-LINE—FOREIGN 3.7%
Aviva PLC, 8.25% (United Kingdom)(a)	8,600,000	9,662,453
AXA SA, 1.794%, (FRN) (EUR) (France)	5,000,000	4,752,227
AXA SA, 6.463%, 144A (France)(a),(b)	10,102,000	10,667,712
ING Capital Funding Trust III, 3.83%, (FRN) (Netherlands)(a)	3,329,000	3,345,645
		28,428,037
PROPERTY CASUALTY 2.5%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a),(b)	17,575,000	18,717,375

PROPERTY CASUALTY—FOREIGN 2.3%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(b)	9,000,000	10,440,000

	Number of Shares	Value
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	4,000,000	$6,801,218
		17,241,218
REINSURANCE—FOREIGN 6.7%
Aquarius + Investments PLC, 8.25% (Switzerland)	17,000,000	18,789,250
Catlin Insurance Co., 7.249%, 144A (Bermuda)(b),(d)	18,600,000	19,251,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(b)	12,000,000	13,097,352
		51,137,602
TOTAL INSURANCE		186,751,365

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(b)	4,622	5,803,499
PIPELINES 2.2%
Enbridge Energy Partners LP, 8.05%, due 10/1/77(a)	3,100,000	3,503,000
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	12,000,000	13,570,068
		17,073,068
UTILITIES 4.1%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,000,000	5,476,110
ELECTRIC UTILITIES—FOREIGN 1.6%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)	10,232,000	11,908,002
MULTI-UTILITIES 1.8%
Dominion Resources, 5.75%, due 10/1/54	8,873,000	8,996,610
Dominion Resources, 2.534%, due 9/30/66, (FRN)(a)	5,400,000	5,026,341
		14,022,951
TOTAL UTILITIES		31,407,063
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$668,211,605)		714,577,753

	Principal Amount	Value
CORPORATE BONDS 2.5%
INSURANCE-PROPERTY CASUALTY 0.8%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)	$5,000,000	$5,944,005
INTEGRATED TELECOMMUNICATIONS SERVICES 1.7%
Frontier Communications Corp., 9.00%, due 8/15/31(a)	12,500,000	13,031,250
TOTAL CORPORATE BONDS (Identified cost—$18,070,124)		18,975,255

		Number of Shares
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%d(e)		8,300,000	8,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,300,000)			8,300,000
TOTAL INVESTMENTS (Identified cost—$999,412,499)	139.0%		1,055,650,869
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.0)		(295,966,481)
NET ASSETS (Equivalent to $26.35 per share based on 28,830,580 shares of common stock outstanding)	100.0%		$759,684,388

Note: Percentages indicated are based on the net assets of the Fund.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $546,006,720 in aggregate has been pledged as collateral.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 31.2% of the net assets of the Fund, of which 0.0% are illiquid.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 2.8% of the net assets of the Fund.

(d)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,863,000 in aggregate has been segregated as collateral.
(e)	Rate quoted represents the annualized seven-day yield of the Fund.

Interest rate swaps outstanding at September 30, 2014 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(resets monthly) Receivable(a)	Termination Date	Unrealized Appreciation
Bank of America, N.A.	$94,500,000	0.913%	0.157%	December 1, 2017	$912,907
Bank of America, N.A.	94,500,000	1.163%	0.157%	December 1, 2018	1,545,832
BNP Paribas	94,500,000	1.395%	0.157%	December 1, 2019	1,956,029
					$4,414,768

a Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	EUR	3,384,309	USD	4,445,967	10/2/14	$171,414
Brown Brothers Harriman	EUR	30,531,885	USD	40,226,919	10/2/14	1,663,607
Brown Brothers Harriman	GBP	20,292,818	USD	33,683,318	10/2/14	785,613
Brown Brothers Harriman	USD	42,853,111	EUR	33,916,194	10/2/14	(15,247)
Brown Brothers Harriman	USD	32,904,196	GBP	20,292,818	10/2/14	(6,490)
Brown Brothers Harriman	EUR	32,290,285	USD	40,803,005	11/4/14	10,038
Brown Brothers Harriman	GBP	19,478,006	USD	31,570,809	11/4/14	3,077
						$2,612,012

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$117,634,151	$88,325,933	$22,212,281	$7,095,937	(b)
Preferred Securities - $25 Par Value - Electric - Integrated	42,086,100	—	42,086,100	—
Preferred Securities - $25 Par Value - Insurance - Life/Health Insurance	22,429,180	7,808,230	14,620,950	—
Preferred Securities - $25 Par Value - Other Industries	131,648,430	131,648,430	—	—
Preferred Securities - Capital Securities	714,577,753	—	714,577,753	—
Corporate Bonds	18,975,255	—	18,975,255	—
Money Market Funds	8,300,000	—	8,300,000	—
Total Investments(c)	$1,055,650,869	227,782,593	$820,772,339	$7,095,937
Interest rate swaps	$4,414,768	$—	$4,414,768	$—
Forward foreign currency exchange contracts	2,633,749	—	2,633,749	—
Total Appreciation in Other Financial Instruments(c)	$7,048,517	$—	$7,048,517	$—
Forward foreign currency exchange contracts	$(21,737)	$—	$(21,737)	$—
Total Depreciation in Other Financial Instruments(c)	$(21,737)	$—	$(21,737)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which  utilized independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign
Balance as of December 31, 2013	$21,753,317	$5,983,469	$10,645,368	$5,124,480
Purchases	5,099,674	815,000	4,284,674	—
Accretion	17,093	—	1,837	15,256
Change in unrealized appreciation (depreciation)	1,262,914	297,468	768,794	196,652
Transfers out of Level 3(a)	(21,037,061)	—	(15,700,673)	(5,336,388)
Balance as of September 30, 2014	$7,095,937	$7,095,937	$—	$—

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs in determining the value of the same investments.

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $297,468.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2014:

Interest rate swaps	$4,414,768
Forward foreign currency exchange contracts	2,612,012
$7,026,780

The following summarizes the volume of the Fund’s interest rate swap and forward foreign currency exchange contracts activity during the nine months ended September 30, 2014:

	Interest rate swap contracts	Forward foreign currency exchange contracts
Average Notional Balance	$283,500,000	$70,866,038
Ending Notional Balance	283,500,000	72,373,814

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment, obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) required the Securities and Exchange Commission and Commodity Futures Trading Commission to mandate by regulation that certain derivatives, previously traded over-the-counter, including interest rate swaps, be executed in a regulated, transparent market and settled by means of a central clearing house. The extent and impact of the new regulations are not yet fully

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives than is currently the case, or could limit the Fund’s ability to pursue its investment strategies. For each swap counterparty, the Fund entered into a Cleared Derivatives Execution Agreement and related annexes thereto (Clearing Agreement) with Morgan Stanley & Co. LLC which sets forth the general terms and conditions of the Fund’s swap transactions.

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$999,412,499
Gross unrealized appreciation	$62,471,915
Gross unrealized depreciation	(6,233,545)
Net unrealized appreciation	$56,238,370

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014